Financial Instruments and Risk Management (Fuel Option Contracts) (Details) - Fuel Options [Member] - Commodity price risk [member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / gal
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives | $	$ (0.1)
Bottom of range [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument	1.00
Top of range [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument	1.50